PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jan. 01, 2026	Jun. 30, 2026	Dec. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 66,797	$ 66,797
Ending balance		63,692	$ 66,797
Property, plant and equipment	1,100
Increase (decrease) in property, plant and equipment	1,000
Current lease liabilities		586
Non-current lease liabilities		3,719
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,539	9,539
Ending balance		9,526	9,539
Right-of-use assets		270
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,417	15,417
Ending balance		15,792	15,417
Right-of-use assets		702
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	26,031	26,031
Ending balance		25,132	26,031
Right-of-use assets		297
Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,810	15,810
Ending balance		13,242	15,810
Right-of-use assets		2,817
Gross carrying amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	71,341	71,341	54,700
Acquisitions through business combinations			11,854
Additions, net of disposals		2,655	5,095
Assets held by subsidiaries disposed during the period		(2,324)	(814)
Non-cash (disposals) additions		(207)	223
Assets reclassified as held for sale		1,300	(736)
Net foreign currency exchange differences		(1,080)	1,019
Ending balance		69,085	71,341
Gross carrying amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,693	9,693	8,567
Acquisitions through business combinations			104
Additions, net of disposals		310	583
Assets held by subsidiaries disposed during the period		0	(1)
Non-cash (disposals) additions		(24)	0
Assets reclassified as held for sale		0	0
Net foreign currency exchange differences		(157)	440
Ending balance		9,822	9,693
Gross carrying amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,845	17,845	17,574
Acquisitions through business combinations			0
Additions, net of disposals		1,384	1,365
Assets held by subsidiaries disposed during the period		(24)	(807)
Non-cash (disposals) additions		(15)	117
Assets reclassified as held for sale		988	(736)
Net foreign currency exchange differences		58	332
Ending balance		18,260	17,845
Gross carrying amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25,182	25,182	14,744
Acquisitions through business combinations			8,898
Additions, net of disposals		356	804
Assets held by subsidiaries disposed during the period		0	(1)
Non-cash (disposals) additions		(81)	27
Assets reclassified as held for sale		312	0
Net foreign currency exchange differences		(497)	710
Ending balance		24,648	25,182
Gross carrying amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18,621	18,621	13,815
Acquisitions through business combinations			2,852
Additions, net of disposals		605	2,343
Assets held by subsidiaries disposed during the period		(2,300)	(5)
Non-cash (disposals) additions		(87)	79
Assets reclassified as held for sale		0	0
Net foreign currency exchange differences		(484)	(463)
Ending balance		16,355	18,621
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(11,755)	(11,755)	(9,260)
Assets held by subsidiaries disposed during the period		60	366
Non-cash (disposals) additions		121	163
Assets reclassified as held for sale		340	268
Net foreign currency exchange differences		200	(254)
Depreciation expense		(1,673)	(3,114)
Disposals		104	76
Ending balance		(12,603)	(11,755)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,492)	(2,492)	(2,068)
Assets held by subsidiaries disposed during the period		0	1
Non-cash (disposals) additions		24	43
Assets reclassified as held for sale		0	0
Net foreign currency exchange differences		48	(87)
Depreciation expense		(224)	(429)
Disposals		22	48
Ending balance		(2,622)	(2,492)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,637)	(3,637)	(3,284)
Assets held by subsidiaries disposed during the period		18	363
Non-cash (disposals) additions		38	34
Assets reclassified as held for sale		282	268
Net foreign currency exchange differences		(29)	(145)
Depreciation expense		(401)	(897)
Disposals		15	24
Ending balance		(3,714)	(3,637)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,803)	(2,803)	(1,946)
Assets held by subsidiaries disposed during the period		0	0
Non-cash (disposals) additions		19	29
Assets reclassified as held for sale		58	0
Net foreign currency exchange differences		79	(106)
Depreciation expense		(498)	(781)
Disposals		1	1
Ending balance		(3,144)	(2,803)
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,823)	(2,823)	(1,962)
Assets held by subsidiaries disposed during the period		42	2
Non-cash (disposals) additions		40	57
Assets reclassified as held for sale		0	0
Net foreign currency exchange differences		102	84
Depreciation expense		(550)	(1,007)
Disposals		66	3
Ending balance		(3,123)	(2,823)
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,211	7,211	5,407
Assets held by subsidiaries disposed during the period			(276)
Net foreign currency exchange differences		(1)	277
Fair value adjustments			1,803
Ending balance		7,210	7,211
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,338	2,338	1,969
Assets held by subsidiaries disposed during the period			0
Net foreign currency exchange differences		(12)	171
Fair value adjustments			198
Ending balance		2,326	2,338
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,209	1,209	1,393
Assets held by subsidiaries disposed during the period			(276)
Net foreign currency exchange differences		37	90
Fair value adjustments			2
Ending balance		1,246	1,209
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,652	3,652	2,033
Assets held by subsidiaries disposed during the period			0
Net foreign currency exchange differences		(24)	16
Fair value adjustments			1,603
Ending balance		3,628	3,652
Accumulated fair value adjustments: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 12	12	12
Assets held by subsidiaries disposed during the period			0
Net foreign currency exchange differences		(2)	0
Fair value adjustments			0
Ending balance		$ 10	$ 12